Note 5 - Common Stock Purchase Options: Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding (Details) (USD $)	9 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	2,975,875
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	4 years 3 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.39
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 4,136,658
Outstanding Options 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	250,025
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	8 months 16 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	100,010
Outstanding Options 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	460,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	3 years 1 month 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.30
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	138,000
Outstanding Options 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	785,350
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	4 years 2 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	1,374,363
Outstanding Options 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	1,180,500
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	5 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	1,617,285
Outstanding Options 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	100,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	5 years 6 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	137,000
Outstanding Options 6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	200,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	5 years 10 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 3.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 770,000